Quarterly Holdings Report
for
Fidelity® Municipal Income 2023 Fund
March 31, 2022
M23-NPRT3-0522
1.958063.108
Municipal Bonds - 87.5%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Birmingham Arpt. Auth. Arpt. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	337,646
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	500,000	514,705
Series 2016 B, 5% 3/1/23	150,000	154,412
TOTAL ALABAMA		1,006,763
Arizona - 3.3%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	329,819
Bullhead City Excise Taxes Series 2021 2, 0.4% 7/1/23	250,000	243,818
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	300,000	312,239
Phoenix Civic Impt. Board Arpt. Rev. Series 2013, 5% 7/1/23 (b)	160,000	166,025
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	104,118
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	450,000	467,792
Series 2015, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	250,000	259,885
TOTAL ARIZONA		1,883,696
California - 4.9%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	110,000	113,417
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	124,037
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	312,315
Series A, 5% 7/1/23	670,000	697,504
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23 (Escrowed to Maturity)	200,000	195,819
Univ. of California Revs. Bonds Series 2013 AK, 5%, tender 5/15/23 (c)	1,155,000	1,196,197
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	207,531
TOTAL CALIFORNIA		2,846,820
Colorado - 0.9%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (c)	190,000	191,439
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	207,247
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	103,835
TOTAL COLORADO		502,521
Connecticut - 3.4%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/23	175,000	181,578
Series 2018 C, 5% 6/15/23	200,000	207,776
Series 2019 A, 5% 4/15/23	200,000	207,049
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/23	500,000	516,449
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (b)	100,000	103,252
Univ. of Connecticut Gen. Oblig. Series 2022 A, 5% 5/1/23 (d)	700,000	723,555
TOTAL CONNECTICUT		1,939,659
District Of Columbia - 2.3%
District of Columbia Income Tax Rev. Series 2020 C, 5% 5/1/23	1,300,000	1,347,331
Florida - 5.8%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	260,136
Series 2015 B, 5% 7/1/23	45,000	46,825
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	519,895
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	302,521
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	551,623
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (Assured Guaranty Muni. Corp. Insured)	500,000	518,704
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	204,965
Series 2014 B, 5% 7/1/23	90,000	93,332
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	31,040
Series 2015 D, 5% 2/1/23	650,000	668,156
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	150,770
TOTAL FLORIDA		3,347,967
Georgia - 1.5%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (c)	300,000	300,951
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	215,364
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/23	325,000	335,508
TOTAL GEORGIA		851,823
Illinois - 9.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	204,479
Chicago Park District Gen. Oblig. Series 2021 E, 4% 1/1/23	260,000	264,616
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	518,176
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	514,184
Series 2016 E, 5% 2/15/23	125,000	128,710
Series 2019, 5% 4/1/23	500,000	516,418
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	305,422
Series 2014, 5% 2/1/23	250,000	256,203
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	523,181
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	205,000	214,436
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	843,374
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	513,590
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	135,651
Series 2002:
5.7% 6/15/23	45,000	47,028
5.7% 6/15/23 (Escrowed to Maturity)	50,000	52,278
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	516,831
TOTAL ILLINOIS		5,554,577
Indiana - 2.1%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	603,297
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	512,096
Series 2021 A, 5% 6/1/23	100,000	103,729
TOTAL INDIANA		1,219,122
Kentucky - 0.5%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	282,443
Louisiana - 1.0%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (c)	45,000	44,763
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	558,591
TOTAL LOUISIANA		603,354
Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	203,167
Maryland - 0.9%
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	520,588
Massachusetts - 4.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	130,545
Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,371
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	238,602
Series 2019 A, 5% 7/1/23	200,000	207,480
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (b)	135,000	139,829
Massachusetts Gen. Oblig.:
Bonds Series 2020 A, 5%, tender 6/1/23 (c)	1,000,000	1,037,291
Series 2, 5% 4/1/23	300,000	310,092
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	545,000	566,686
TOTAL MASSACHUSETTS		2,682,896
Michigan - 1.3%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	52,098
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	201,002
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	405,764
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	103,954
TOTAL MICHIGAN		762,818
Minnesota - 0.4%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	256,691
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (c)	500,000	491,429
Nevada - 2.5%
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (c)	585,000	584,272
Clark County School District Series 2018 A, 5% 6/15/23	450,000	467,223
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	392,325
TOTAL NEVADA		1,443,820
New Jersey - 7.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	256,917
Carteret School District Series 2020, 2% 2/1/23	300,000	301,060
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	565,065
Series 2015 XX, 5% 6/15/23	250,000	258,661
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	104,029
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	207,706
Series 2013, 5% 7/1/23	200,000	208,260
Series 2016 A:
5% 7/1/23	250,000	260,326
5% 7/1/23	90,000	93,513
Series 2016, 5% 7/1/23	325,000	338,177
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	247,590
New Jersey Tpk. Auth. Tpk. Rev. Series 2013 F, 5% 1/1/26 (Pre-Refunded to 1/1/23 @ 100)	1,150,000	1,180,415
New Jersey Trans. Trust Fund Auth. Series 2004 A, 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	266,083
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	155,281
TOTAL NEW JERSEY		4,443,083
New Mexico - 0.3%
New Mexico Severance Tax Rev. Series 2015 A, 5% 7/1/23	175,000	182,184
New York - 6.8%
Hudson Yards Infrastructure Corp. New York Rev. Series A, 4% 2/15/23	250,000	255,218
Monroe County Gen. Oblig. Series 2019 A, 5% 6/1/23	250,000	259,646
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	104,118
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	363,838
Series 2014 B, 5% 7/1/23	285,000	296,268
New York City Gen. Oblig. Series 2021 F1, 5% 3/1/23	100,000	103,134
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	547,796
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	180,707
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	307,289
New York State Dorm. Auth. Series 2017 A:
5% 2/15/23	85,000	87,538
5% 2/15/23 (Escrowed to Maturity)	315,000	324,571
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/23	730,000	753,454
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	312,050
TOTAL NEW YORK		3,895,627
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey Series 189, 5% 5/1/23	510,000	528,012
North Carolina - 0.4%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	100,000	103,107
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 5/1/23 (b)	100,000	103,260
TOTAL NORTH CAROLINA		206,367
Ohio - 3.5%
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	410,496
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	740,000	766,645
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	102,760
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	205,219
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	517,415
TOTAL OHIO		2,002,535
Oregon - 0.9%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	252,794
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	259,351
TOTAL OREGON		512,145
Pennsylvania - 3.4%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	207,458
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	332,923
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	103,954
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	385,000	399,738
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	325,000	335,998
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	103,765
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	104,118
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/23	340,000	352,440
TOTAL PENNSYLVANIA		1,940,394
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	258,354
South Carolina - 0.2%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	103,740
South Dakota - 0.3%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	156,025
Tennessee - 1.2%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	207,531
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	508,623
TOTAL TENNESSEE		716,154
Texas - 6.7%
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (c)	1,300,000	1,334,093
Katy Independent School District Series 2014 A, 5% 2/15/23	1,075,000	1,107,095
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/23	610,000	632,033
Series 2015 B, 5% 5/15/23	250,000	259,030
Series 2022, 5% 5/15/23 (Assured Guaranty Muni. Corp. Insured)	400,000	414,448
North Texas Tollway Auth. Rev. Series 2014, 5% 1/1/23 (Escrowed to Maturity)	115,000	118,041
TOTAL TEXAS		3,864,740
Utah - 0.9%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/23	500,000	521,523
Virginia - 1.3%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (b)(c)	200,000	200,492
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	257,208
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	207,655
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (c)	100,000	99,848
TOTAL VIRGINIA		765,203
Washington - 2.9%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (b)	250,000	259,853
Series 2015 B, 5% 3/1/23	250,000	257,767
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	311,117
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	308,157
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	156,583
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	394,404
TOTAL WASHINGTON		1,687,881
Wisconsin - 0.9%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	520,084
Wyoming - 0.5%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/23	285,000	291,888
TOTAL MUNICIPAL BONDS (Cost $50,326,801)		50,343,424

Money Market Funds - 12.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 0.47% (e)(f) (Cost $7,186,000)	7,184,563	7,186,000

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $57,512,801)	57,529,424
NET OTHER ASSETS (LIABILITIES) - 0.0%	(26,407)
NET ASSETS - 100.0%	57,503,017

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 0.47%	-	11,251,000	4,065,000	626	-	-	7,186,000	0.4%
Total	-	11,251,000	4,065,000	626	-	-	7,186,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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